TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

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Transamerica Multi-Manager Alternative Strategies Portfolio

Effective immediately, the following bullet is added in the Prospectus under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments”:
  From time to time the fund may invest in asset classes that are out of favor with the market. The fund considers these asset classes to be alternative investment strategies.
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Investors Should Retain this Supplement for Future Reference

August 23, 2013